Taxes (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes
(Profit) / loss for the year at tax rate applicable in the respective countries	$ (195,532)	$ (114,466)	$ 54,343
Permanent differences:
Share of profit of associates and joint ventures	10,559	15,709	20,042
Provision of tax loss carry forwards	(249)	(7,655)	1,199
Accounting Inflation adjustment permanent difference	2,779	15,844	40,681
Difference between provision and tax return	963	(4,995)	(33)
Non-taxable profit, non-deductible expenses and others	22,585	21,559	1,811
Tax inflation adjustment permanent difference	8,866	13,667	(31,770)
Income tax	$ (150,029)	$ (60,337)	$ 86,273